Commitments and Contingencies (Details) - Schedule of future minimum lease payment $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Lease Payment Abstract
2023	$ 1,577
2024	1,087
2025	5
2026	3
Thereafter
Total minimum lease payment	$ 2,672